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                    UNUM Life Insurance Company of America
                              2211 Congress Street
                             Portland, Maine 04122

May 7, 1999

                            VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  UNUM Life Insurance Company of America VA-I Separate Account
     File No.  33-45846
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Commissioners:

     On behalf of UNUM Life Insurance Company of America (the "Company") and UNUM Life Insurance Company of America VA-I Separate Account (the "Account"). I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph C of Rule 497 do not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 9 for the Account filed on April 29, 1999.

If you have any questions, please contact me at (219) 455-4929.

Sincerely

/s/ Catherine M. Currie
Catherine M. Currie, CFP

Copy to: Kim Smith, Sutherland Asbill & Brennan
         Rosemary Moore, Esq.
         William Galeota, Esq.